S000065015 [Member] Investment Strategy - iShares Cybersecurity and Tech ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the NYSE® FactSet® Global Cyber Security Index (the “Underlying Index”), which measures the performance of equity securities issued by companies involved in cyber security and technology, including cyber security hardware, software, products, and services (as determined by ICE Data Indices, LLC (the “Index Provider” or “IDI”)). The Underlying Index is composed of equity securities of companies primarily listed in one of 43 developed or emerging market countries that are the most involved in, or exposed to, (as determined by the Index Provider) a cyber hardware or cyber software and services FactSet® Revere Business Industry Classification systems (“RBICS”) sub-industry. As of July 31, 2025, there are 33 companies included in the Underlying Index. 14 of these companies are located in foreign countries, with 11 in non-U.S. developed markets and 3 in emerging markets.
The Index Provider first conducts fundamental research to establish a universe of RBICS sectors that participate in providing cyber hardware or cyber software and services, and that universe is further refined to include only the most relevant RBICS sub-sectors (as determined by the Index Provider) related to cyber hardware or cyber software activities (e.g., customer premises network security equipment producers, network security software providers, and aerospace and defense IT service providers). In constructing the Underlying Index, the Index Provider maps a universe of the most liquid and publicly-traded companies based on their primary lines of business. The Index Provider uses revenues as the key factor in determining a company’s primary line of business, by mapping a company to the sub-industry from which it derives 50% or more of its revenues. The companies within these sub-sectors are then ranked based on the data and information in their public filings and disclosures (e.g., regulatory filings, earning transcripts, etc.) to arrive at a group of the most relevant RBICS sub-industries (as determined by the Index Provider) related to cyber hardware or cyber software activities, and the Underlying Index includes the companies that derive 50% or more of their revenue from a RBICS sub-industry with exposure to the cyber hardware or cyber software and services theme, as determined by the Index Provider.
The Index Provider’s methodology does not require that at least one company from each of the sub-industries be included in the Underlying Index. In addition, companies included in the Underlying Index may also operate business lines that generate revenue in other industries.
To be included in the Underlying Index, companies must also have a float-adjusted market capitalization of $300 million or greater, but existing constituents could remain in the Underlying Index if the company's float-adjusted market capitalization is at least $225 million. In addition, companies must have a three month average daily trading value (“ADTV”) of $2 million or greater, but existing constituents could remain in the Underlying Index if the company’s three-month ADTV is at least $1.5 million.
The Underlying Index is reconstituted annually, rebalanced semi-annually and weighted by float-adjusted market capitalization with individual constituents capped at 4% of the index. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time.
As of July 31, 2025 a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.